UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             05/14/2012
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     37
Form 13F Information Table Value Total:               $185,765
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/2012

                         TITLE                     VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  -----  ------  ----

Abbott Labs		COM		002824100     2274    37100     SH	 Sole				   37100
Anheuser-Busch
  InBev NV		SPONSORED ADR	03524a108     5763    79250	SH	 Sole				   79250
Apple Inc		COM		037833100    11884    19822	SH	 Sole				   19822
CBOE Holdings Inc	COM		12503m108     2265    79700	SH	 Sole				   79700
Celgene Corp		COM		151020104     5888    75950	SH	 Sole				   75950
Cisco Systems Inc	COM		17275r102     1698    80300	SH	 Sole				   80300
ConocoPhillips		COM		20825C104     5716    75200	SH	 Sole				   75200
Dish Network Corp	CL A		25470m109     3524   107000	SH	 Sole				  107000
IBM Corp		COM		459200101    10978    52616	SH	 Sole				   52616
InvenSense Inc		COM		46123d205     1528    84400	SH	 Sole				   84400
J P Morgan Chase Co	COM		46625h100     3255    70800	SH	 Sole				   70800
Macy's Inc.		COM		55616p104     2942    74050	SH	 Sole				   74050
Morgan Stanley 		COM		617446448     2484   126500	SH	 Sole				  126500
Powershares QQQ Tr	UNIT SER 1	73935a104     4303    63700	SH	 Sole				   63300
Retail SPDR		S&P RETAIL ETF	78464a714     8759   143000	SH	 Sole				  142800
Rydex S&P 500 Eq Wghtd	GUG S&P
			  500 EQ WT	78355W106      682    13155	SH	 Sole				   13155
S&P MidCap 400 SPDR 	UTSER1 S&PDCRP	78467y107    21317   117961	SH	 Sole				  117661
SPDR Index Dow
  Jones Intl Real	DJ INTL RL ETF	78463X863      175     4745	SH	 Sole				    4745
U.S. Silica
  Holdings Inc		COM		90346E103     1326    63300	SH	 Sole				   63300
Universal Health Svcs	CL B		913903100     2699    64400	SH	 Sole				   64400
Vanguard Dividend
  Appreciation		DIV APP ETF	921908844      436     7450	SH	 Sole				    7385
Verizon Communications	COM		92343V104     5931   155150	SH	 Sole				  155150
Waste Connections Inc	COM		941053100     4133   127044	SH	 Sole				  127044
Xylem Inc		COM		98419m100     1587    57200	SH	 Sole				   57200
iShares Brclys 1-3
  Yr Credit B		BARCLYS  1-3YR	464288646     4409    41950	SH	 Sole				   41350
iShares Brclys
  Aggregate Bd Fd	BARCLYS US AGG	464287226    13744   125120	SH	 Sole				  124520
iShares Gold Trust	ISHARES		464285105     4396   270200	SH	 Sole				  269400
iShares High Yield
  Corp Bond F		HIGH YLD CORP	464288513     6770    74630	SH	 Sole				   74130
iShares JPMorgan
  USD Emerging 		JPMORGAN USD 	464288281	86      760	SH	 Sole				     760
iShares MSCI Emrg Mkts	MSCI EMERG MKT	464287234    11454   266715	SH	 Sole				  265915
iShares Russell 2000	RUSSELL 2000	464287655    19156   231325	SH	 Sole				  230825
iShares S & P
  Midcap Gro		S&P MC 400 GRW	464287606      233     2070	SH	 Sole				    2070
iShares S&P
  100 Index Fd		S&P 100 IDX FD	464287101     1726    26950	SH	 Sole				   26750
iShares S&P 600 Index	S&P SMLCAP 600 	464287804	70	920	SH	 Sole				     920
iShares S&P
  Latin America 40	S&P LTN AM 40	464287390     2751    57750	SH	 Sole				   57450
iShares S&P
  Smallcap 600 Growt	S&P SMLCP GROW	464287887      167     2020	SH	 Sole				    2020
iShares US Real Estate	DJ US REAL EST	464287739     9255   148550	SH	 Sole				  148250

REPORT SUMMARY 	37	DATA RECORDS		    185765		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
